Investments in equity investees (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Investments in equity investees [Line Items]
Cost Method Investments	¥ 24,268		¥ 33,443		$ 3,730
Income (Loss) from Equity Method Investments	(1,265)	$ (194)		¥ (10,236)
Asset Impairment Charges	6,227	$ 957
Equity Method Investment, Amount Sold	3,286
Other than Temporary Impairment Losses, Investments	4,625
Other Asset Impairment Charges	1,602
Cost-method Investments [Member]
Investments in equity investees [Line Items]
Cost Method Investments	12,146		¥ 20,057
Proceeds from Sale, Maturity and Collection of Investments	8,750
Gain on Sale of Investments	¥ 5,464